Segment Information	12 Months Ended
Apr. 30, 2023
Disclosure of operating segments [abstract]
Segment Information [Text Block]

15.  Segment Information

The Company has one operating segment, being principally mineral exploration.

Geographic Information

The Company's non-current assets, excluding non-current deposits, by location of assets are as follows:

	April 30, 2023	April 30, 2022
	$	$
Canada	1,465,890	-
Mexico	163,116,453	119,094,608
	164,582,343	119,094,608